Commissions and Expenses - Summary of Commissions and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of commissions and expenses [line items]
Commissions	€ 2,562	€ 2,283	€ 2,423
Employee expenses	1,897	1,995	2,149
Administration expenses	1,581	1,593	1,537
Deferred expenses	(1,160)	(741)	(832)
Amortization of deferred expenses	933	767	755
Amortization of VOBA and future servicing rights	171	87	120
Total	5,984	5,983	6,153
Depreciation expense included in administration expenses	99	101	€ 87
Aegon N.V [member]
Disclosure of commissions and expenses [line items]
Employee expenses	84	86
Administration expenses	71	58
Cost sharing to group companies	(75)	(72)
Total	€ 80	€ 71